Schedule of Income Before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Total	$ 814,468	$ 2,000,000	$ 656,321
Deferred
HONG KONG
Operating Loss Carryforwards [Line Items]
Total	810,236		646,845
MALAYSIA
Operating Loss Carryforwards [Line Items]
Total	$ 4,232		$ 9,476